UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21909

SCOTTISH WIDOWS INVESTMENT PARTNERSHIP TRUST
(Exact name of registrant as specified in charter)
Two Avenue de Lafayette, 6th Floor
Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)
The Corporation Trust Company
1209 Orange Street, Wilmington
New Castle County, Delaware
19801
(Name and Address of Agent for Service)
With copies to:

Scottish Widows Investment Partnership Ltd. Edinburgh One, Morrison Street, Edinburgh EH3 8BE Scotland	Geoffrey R. T. Kenyon, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109
Registrant’s telephone number, including area code: (617) 662-3968
Date of fiscal year end: September 30
Date of reporting period: December 31, 2006

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)
Item 1. Schedule of Investments.

Number		Market
of Shares		Value
Common Stocks - 82.3%
Brazil - 14.5%
100	CPFL Energia S.A. (ADR)	$4,098
500	Companhia Vale do Rio Doce (ADR)	13,125
200	Petroleo Brasileiro S.A. (ADR)	18,552
67	Unibanco - Uniao de Bancos Brasileiros S.A. (GDR)	6,228

		42,003

Hong Kong - 5.5%
24,000	China LotSynergy Holdings, Ltd.(a)	5,461
11,000	CNOOC, Ltd.	10,437

		15,898

Hungary - 5.3%
18	Richter Gedeon Nyrt. (GDR)	4,091
243	OTP Bank Nyrt.(a)	11,164

		15,255

Israel - 1.1%
100	Teva Pharmaceutical Industries, Ltd. (ADR)	3,108

Mexico - 2.4%
100	Grupo Televisa S.A. de C.V.	2,701
2,100	Grupo Financiero Inbursa, S.A. de C.V.	4,129

		6,830

People’s Republic of China - 8.0%
12,000	China Telecom Corp., Ltd.	6,572
3,000	Ping An Insurance Co. of China, Ltd.	16,565

		23,137

Russia - 12.9%
161	LUKOIL (ADR)	14,072
24	MMC Norilsk Nickel (ADR)	3,792
328	Gazprom (ADR)	15,088
88	Polyus Gold (ADR)(a)	4,259

		37,211

Singapore - 1.2%
3,000	Petra Foods, Ltd.	3,521

South Africa - 12.3%
208	Impala Platinum Holdings, Ltd.	5,457
2,800	African Bank Investments, Ltd.	11,418
4,582	FirstRand, Ltd.	14,504
112	Sasol	4,133

		35,512

South Korea - 7.9%
100	Kookmin Bank (ADR)	8,064
45	Samsung Electronics Co., Ltd. (GDR)(b)	14,805

		22,869

Taiwan - 9.3%
2,000	Wistron Corp.	$2,971
200	AU Optronics Corp. (ADR)	2,762
261	Cathay Financial Holding Co., Ltd. (GDR)	5,873
607	Hon Hai Precision Industry Co., Ltd. (GDR)(a)	8,619
600	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,558

		26,783

Thailand - 1.0%
900	Bangkok Bank PCL	2,920

Turkey - 0.9%
682	Haci Omer Sabanci Holding A/S	2,674

Total Common Stocks (Cost $205,134)		$237,721

Preferred Stocks - 8.1%
Brazil - 6.5%
400	All America Latina Logistica (ALL)	4,151
400	Banco Itau Holding Financeira S.A.	14,491

		18,642

Russia - 1.6%
2	Transneft	4,590

Total Preferred Stocks (Cost $21,153)		$23,232

Warrants - 8.0%
India - 8.0%
206	Housing Development Finance Corp. Ltd. (expires 1/18/11)(a)	7,564
117	Infosys Technology (expires 4/16/07)(a)	11,848
177	TATA Motors (expires 7/13/07)(a)	3,601

Total Warrants (Cost $21,978)		$23,013

Total Investments - 98.4% (Cost $248,265)		$283,966
Net Other Assets - 1.6%		4,747

Total Net Assets - 100.0%		$288,713

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At December 31, 2006, this security comprised 5.1% of net assets.
Security Abbreviation:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

1

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SCOTTISH WIDOWS INVESTMENT PARTNERSHIP TRUST

By:	/s/ Andrew Frepp
Andrew Frepp
President (principal executive officer)
Date: February 26, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Frepp Andrew Frepp
President (principal executive officer)
Date: February 26, 2007

By:	/s/ Arun Sarwal Arun Sarwal
Treasurer (principal financial and accounting officer)
Date: February 26, 2007